UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number  811-07388

Value Line Emerging Opportunities Fund, Inc.
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y. 10017
(Address of principal executive offices) (Zip Code)

Registrant’s telephone number, including area code: 212-907-1500

Date of fiscal year end: March 31, 2009

Date of reporting period: September 30, 2008

Item I.  Reports to Stockholders.

          A copy of the Semi-Annual Report to Stockholders for the period ended 9/30/08 is included with this Form.

INVESTMENT ADVISER	EULAV Asset Management, LLC (A Wholly-Owned Subsidiary of Value Line, Inc.) 220 East 42nd Street New York, NY 10017-5891	S E M I - A N N U A L R E P O R T
S e p t e m b e r 3 0 , 2 0 0 8

DISTRIBUTOR	Value Line Securities, Inc. 220 East 42nd Street New York, NY 10017-5891
CUSTODIAN BANK	State Street Bank and Trust Co. 225 Franklin Street Boston, MA 02110
SHAREHOLDER	State Street Bank and Trust Co.	Value Line Emerging Opportunities Fund, Inc.
SERVICING AGENT	c/o BFDS
P.O. Box 219729
Kansas City, MO 64121-9729
INDEPENDENT	PricewaterhouseCoopers LLP
REGISTERED PUBLIC	300 Madison Avenue
ACCOUNTING FIRM	New York, NY10017
LEGAL COUNSEL	Peter D. Lowenstein, Esq.
496 Valley Road
Cos Cob, CT 06807-0272
DIRECTORS	John W. Chandler
Frances T. Newton
Francis C. Oakley
David H. Porter
Paul Craig Roberts
Thomas T. Sarkany
Nancy-Beth Sheerr
OFFICERS	Mitchell E. Appel
President
Howard A. Brecher
Vice President and Secretary
Emily D. Washington
Treasurer

This unaudited report is issued for information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

#542158

Value Line Emerging Opportunities Fund, Inc.

To Our Value Line Emerging

To Our Shareholders (unaudited):

The Value Line Emerging Opportunities Fund had a total return of –7.32% for the six months ended September 30, 2008. That compared to a total return of –0.54% for the Russell 2000 Index for the same period.

Versus the benchmark, the Fund faced two difficulties during the six-month period. First, growth stocks lagged value stocks; and second, mid-cap stocks lagged small-cap stocks. The Fund invests more in growth-type stocks than in value, and it also holds a significant amount of mid-cap stocks.

There is no place to hide in this difficult stock market, but your Fund continues to fare better than most of its peers, and continues to gain recognition for its consistently superior track record. In September 2007, the Fund was named to the Forbes Magazine Honor Roll, ranking 10th among many hundreds of funds of all kinds on that long-standing annual list, which is based upon long-term performance and consistency of returns. In September 2008, Forbes ranked the Fund 11th in that calculation. Morningstar, the independent mutual fund analysis firm, gives the Fund an Overall Rating of Above Average for Return and Below Average for Risk relative to its peers, an enviable combination. Another independent mutual fund advisory service, Lipper Inc., awards its top Lipper Leaders rating to the Fund for Total Return, Consistent Return, and Expense Minimization. And for the second straight year, USA Today in February named the Fund among its Mutual Fund All-Stars, a distinction bestowed upon only 20 funds.

Our disciplined investment approach is responsible for the Fund’s success. We aim to always stay invested in companies showing superior increases over the long term in both earnings and stock price. We have been successful in finding the winners and then sticking with them. This is truly a portfolio of growth stocks.

Just as important have been the Fund’s defensive characteristics. When company fundamentals and investor psychology turn against a stock, we are quick to sell. We can always find a replacement with comparatively better earnings and stock price momentum, where investor psychology is improving rather than deteriorating. Wide diversification is another way we reduce the risk profile of the Fund. The portfolio holds about 400 stocks across many different industries. We invest less than ½ of 1% of assets in any new holding.

Please keep in mind that there are always risks associated with investing in small-capitalization stocks, such as increased volatility and illiquidity.

Thank you for your confidence in us.

Sincerely,

Mitchell Appel, President

November 20, 2008

(1)
The Russell 2000 Index is representative of the smaller capitalization stocks traded in the United States. This is an unmanaged index and does not reflect charges, expenses, or taxes, so it is not possible to invest in this Index.

Value Line Emerging Opportunities Fund, Inc.

Opportunities Fund Shareholders

Economic Observations (unaudited)

The recession that many feared would evolve this year has almost certainly arrived. We think this downturn will last up to a year, or more.

The current significant reversal in business fortunes is traceable to several events, beginning with the sharp declines in housing construction, home sales, and real estate prices. We also have seen a reduction in credit availability, a series of bank failures, rising foreclosure rates, increasing unemployment, a contraction in retail activity, and a sharp decline in manufacturing. These  developments are all consistent with a recession and, most likely, a rather severe one. These problems are not reserved for this country alone, but are now global in nature. As 2008 winds down, it seems almost certain that we are facing a worldwide recession.

The government’s reaction has been to pass one stimulus package and to implement a major rescue program. We now expect other such efforts to be attempted over the next several months in an effort to both shorten the downturn’s duration and reduce its severity.

Meanwhile, inflation, which had earlier moved sharply higher due to dramatic increases in oil, food, and commodity prices, has started to moderate, thanks to equally dramatic declines in energy and commodity prices. Our expectation is that inflation should remain in check for the most part through the early years of the next decade. In fact, there is the possibility that we could see selective bouts of deflation along the way, especially if retail demand falters for any lengthy period of time.

Value Line Emerging Opportunities Fund, Inc.

FUND EXPENSES (unaudited):

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2008 through September 30, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning account value 4/1/08	Ending account value 9/30/08	Expenses* paid during period 4/1/08 thru 9/30/08
Actual	$1,000.00	$926.81	$5.36
Hypothetical (5% return before expenses)	$1,000.00	$1,019.50	$5.62

*
Expenses are equal to the Fund’s annualized expense ratio of 1.11% multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period. This expense ratio may differ from the expense ratio shown in the Financial Highlights.

Value Line Emerging Opportunities Fund, Inc.

Portfolio Highlights at September 30, 2008 (unaudited)

Ten Largest Holdings

Issue	Shares	Value	Percentage of Net Assets
Intuitive Surgical, Inc.	31,400	$7,566,772	0.9%
Illumina, Inc.	166,000	$6,727,980	0.8%
FTI Consulting, Inc.	83,000	$5,995,920	0.7%
Guess?, Inc.	166,000	$5,775,140	0.7%
ANSYS, Inc.	139,726	$5,291,434	0.6%
NuVasive, Inc.	106,900	$5,273,377	0.6%
DRS Technologies, Inc.	68,245	$5,237,804	0.6%
Flowers Foods, Inc.	175,800	$5,161,488	0.6%
GameStop Corp. Class A	150,000	$5,131,500	0.6%
Penn Virginia Corp.	95,800	$5,119,552	0.6%

Asset Allocation – Percentage of Net Assets

Equity Sector Weightings – Percentage of Total Investment Securities

Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments (unaudited)	September 30, 2008

Shares		Value
COMMON STOCKS (95.4%)
	AEROSPACE/DEFENSE (3.5%)
44,000	AAR Corp.*	$729,960
25,000	Alliant Techsystems, Inc.*	2,348,500
130,000	BE Aerospace, Inc.*	2,057,900
68,245	DRS Technologies, Inc.	5,237,804
16,800	Ducommun, Inc.	401,184
79,200	Esterline Technologies Corp.*	3,135,528
24,400	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	1,211,704
70,000	HEICO Corp.	2,297,400
54,025	Moog, Inc. Class A*	2,316,592
177,000	Orbital Sciences Corp.*	4,242,690
24,800	Precision Castparts Corp.	1,953,744
80,700	Teledyne Technologies, Inc.*	4,612,812
		30,545,818
	APPAREL (1.8%)
70,000	Gildan Activewear, Inc. Class A*	1,594,600
166,000	Guess?, Inc.	5,775,140
25,000	Hanesbrands, Inc.*	543,750
79,000	Phillips-Van Heusen Corp.	2,994,890
110,000	Warnaco Group, Inc. (The)*	4,981,900
		15,890,280
	AUTO PARTS (0.8%)
38,000	Autoliv, Inc.	1,282,500
67,000	BorgWarner, Inc.	2,195,590
200,000	LKQ Corp.*	3,394,000
		6,872,090
	BANK (0.5%)
10,000	Bancolombia S.A. ADR	284,500
37,500	Bank of Hawaii Corp.	2,004,375
31,500	SVB Financial Group*	1,824,480
		4,113,355
	BANK – CANADIAN (0.0%)
2,057	Royal Bank of Canada	98,777
	BANK – MIDWEST (0.2%)
14,324	Commerce Bancshares, Inc.	664,634
7,916	First Financial Bankshares, Inc.	410,682
4,250	IBERIABANK Corp.	224,612
		1,299,928

Shares		Value
	BEVERAGE – ALCOHOLIC (0.4%)
76,025	Central European Distribution Corp.*	$3,452,295
	BEVERAGE – SOFT DRINK (0.5%)
140,000	Hansen Natural Corp.*	4,235,000
	BIOTECHNOLOGY (1.6%)
31,000	Alnylam Pharmaceuticals, Inc.*	897,450
35,000	Gen-Probe, Inc.*	1,856,750
87,000	Invitrogen Corp.*	3,288,600
36,000	Savient Pharmaceuticals, Inc.*	536,760
39,200	Techne Corp.*	2,827,104
41,400	United Therapeutics Corp.*	4,354,038
		13,760,702
	BUILDING MATERIALS (0.5%)
36,500	Ameron International Corp.	2,615,225
34,000	Dynamic Materials Corp.	789,140
16,200	Jacobs Engineering Group, Inc.*	879,822
10,700	NCI Building Systems, Inc.*	339,725
		4,623,912
	CANADIAN ENERGY (0.2%)
35,000	Suncor Energy, Inc.	1,474,900

	CHEMICAL – DIVERSIFIED (1.3%)
108,000	Albemarle Corp.	3,330,720
34,000	Cytec Industries, Inc.	1,322,940
46,000	FMC Corp.	2,363,940
95,200	LSB Industries, Inc.*	1,318,520
60,000	Sociedad Quimica y Minera de Chile S.A. ADR	1,512,600
91,500	Zoltek Companies, Inc.*	1,565,565
		11,414,285
	CHEMICAL – SPECIALTY (1.5%)
50,700	Airgas, Inc.	2,517,255
51,350	Ceradyne, Inc.*	1,882,491
12,400	Ecolab, Inc.	601,648
101,000	H.B. Fuller Co.	2,107,870
39,000	Lubrizol Corp. (The)	1,682,460
16,000	NewMarket Corp.	840,960
8,000	Praxair, Inc.	573,920
58,000	Sigma-Aldrich Corp.	3,040,360
		13,246,964

See Notes to Financial Statements.

Value Line Emerging Opportunities Fund, Inc.

September 30, 2008

Shares		Value
	COMPUTER & PERIPHERALS (1.1%)
51,000	Logitech International S.A.*	$1,189,320
105,200	MICROS Systems, Inc.*	2,804,632
148,000	NCR Corp.*	3,263,400
81,600	Synaptics, Inc.*	2,465,952
		9,723,304
	COMPUTER SOFTWARE & SERVICES (3.6%)
79,200	Advent Software, Inc.*	2,790,216
139,726	ANSYS, Inc.*	5,291,434
103,600	Blackbaud, Inc.	1,911,420
55,200	Cognizant Technology Solutions Corp. Class A*	1,260,216
117,000	Concur Technologies, Inc.*	4,476,420
33,000	DealerTrack Holdings, Inc.*	555,720
33,700	DST Systems, Inc.*	1,886,863
50,700	Equinix, Inc.*	3,521,622
340,000	Lawson Software, Inc.*	2,380,000
44,800	ManTech International Corp. Class A*	2,656,192
118,000	Omniture, Inc.*	2,166,480
26,000	Quality Systems, Inc.	1,098,760
46,000	Sybase, Inc.*	1,408,520
		31,403,863
	DIVERSIFIED COMPANIES (3.2%)
89,200	Acuity Brands, Inc.	3,724,992
87,700	AMETEK, Inc.	3,575,529
111,000	Barnes Group, Inc.	2,244,420
63,000	Brink’s Co. (The)	3,844,260
12,000	Chemed Corp.	492,720
18,900	EnPro Industries, Inc.*	702,324
52,800	ESCO Technologies, Inc.*	2,543,376
10,600	GeoEye, Inc.*	234,578
43,500	Matthews International Corp. Class A	2,207,190
89,000	Service Corporation International	744,040
76,700	Taubman Centers, Inc.	3,835,000
43,600	Valmont Industries, Inc.	3,605,284
		27,753,713
	DRUG (3.4%)
118,000	Alexion Pharmaceuticals, Inc.*	4,637,400
37,500	AMAG Pharmaceuticals, Inc.*	1,452,375
99,000	Auxilium Pharmaceuticals, Inc.*	$3,207,600

Shares		Value
62,000	BioMarin Pharmaceutical, Inc.*	1,642,380
61,589	Celgene Corp.*	3,897,352
31,200	Covance, Inc.*	2,758,392
68,887	Immucor, Inc.*	2,201,628
128,200	PAREXEL International Corp.*	3,674,212
80,000	Perrigo Co.	3,076,800
59,000	Pharmaceutical Product Development, Inc.	2,439,650
		28,987,789
	E-COMMERCE (1.0%)
12,000	Ariba, Inc.*	169,560
72,000	Ctrip.com International Ltd. ADR	2,779,920
180,000	Informatica Corp.*	2,338,200
60,000	Salesforce.com, Inc.*	2,904,000
		8,191,680
	EDUCATIONAL SERVICES (1.6%)
72,000	Blackboard, Inc.*	2,900,880
34,000	DeVry, Inc.	1,684,360
48,500	ITT Educational Services, Inc.*	3,924,135
28,000	New Oriental Education & Technology Group, Inc. ADR*	1,798,720
19,000	Strayer Education, Inc.	3,804,940
		14,113,035
	ELECTRICAL EQUIPMENT (2.0%)
13,000	Baldor Electric Co.	374,530
30,000	Belden CDT, Inc.	953,700
127,000	EnerSys*	2,503,170
104,000	FLIR Systems, Inc.*	3,995,680
71,700	General Cable Corp.*	2,554,671
64,200	Rofin-Sinar Technologies, Inc.*	1,965,162
47,000	Thomas & Betts Corp.*	1,836,290
123,600	Trimble Navigation Ltd.*	3,196,296
		17,379,499
	ELECTRICAL UTILITY – CENTRAL (0.5%)
77,000	ITC Holdings Corp.	3,986,290
	ELECTRICAL UTILITY – WEST (0.3%)
84,000	MDU Resources Group, Inc.	2,436,000

See Notes to Financial Statements.

Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
	ELECTRONICS (0.6%)
78,000	Amphenol Corp. Class A	$3,130,920
118,950	Diodes, Inc.*	2,194,628
		5,325,548

	ENTERTAINMENT (0.2%)
29,100	Central European Media Enterprises Ltd. Class A*	1,903,140

	ENTERTAINMENT TECHNOLOGY (0.2%)
60,000	Dolby Laboratories, Inc. Class A*	2,111,400

	ENVIRONMENTAL (1.8%)
53,000	Calgon Carbon Corp.*	1,079,080
60,800	Clean Harbors, Inc.*	4,107,040
29,000	Fuel Tech, Inc.*	524,610
22,500	Republic Services, Inc.	674,550
73,600	Stericycle, Inc.*	4,335,776
128,000	Waste Connections, Inc.*	4,390,400
		15,111,456

	FINANCIAL SERVICES - DIVERSIFIED (1.8%)
23,400	Affiliated Managers Group, Inc.*	1,938,690
11,400	BlackRock, Inc. Class A	2,217,300
11,000	Cash America International, Inc.	396,440
3,000	Credicorp Ltd.	186,750
24,000	Eaton Vance Corp.	845,520
79,000	EZCORP, Inc. Class A*	1,485,200
9,135	Fidelity National Information Services, Inc.	168,632
53,250	Financial Federal Corp.	1,220,490
32,800	First Cash Financial Services, Inc.*	492,000
54,000	GFI Group, Inc.	254,340
15,000	Greenhill & Co., Inc.	1,106,250
4,567	Lender Processing Services, Inc.	139,385
60,300	ProAssurance Corp.*	3,376,800

Shares		Value
49,000	Wright Express Corp.*	$1,462,650
		15,290,447

	FOOD PROCESSING (1.9%)
175,800	Flowers Foods, Inc.	5,161,488
49,500	Herbalife Ltd.	1,956,240
109,000	McCormick & Company, Inc.	4,191,050
52,400	Ralcorp Holdings, Inc.*	3,532,284
163,333	Sadia S.A. ADR	1,530,430
		16,371,492

	FOOD WHOLESALERS (0.3%)
65,000	Green Mountain Coffee Roasters, Inc.*	2,557,100

	FOREIGN TELECOMMUNICATIONS (0.2%)
27,722	Brasil Telecom Participacoes S.A. ADR	1,354,497
26,998	Brasil Telecom S.A. ADR	590,716
		1,945,213

	GROCERY (0.4%)
112,000	Ruddick Corp.	3,634,400

	HEALTH CARE INFORMATION SYSTEMS (0.2%)
6,000	Cerner Corp.*	267,840
78,000	Omnicell, Inc.*	1,025,700
		1,293,540

	HOME APPLIANCES (0.3%)
66,700	Toro Co. (The)	2,754,710

	HOME BUILDING (0.0%)
3,000	Desarrolladora Homex S.A. de C.V. ADR*	132,660

	HOTEL/GAMING (1.1%)
55,000	Bally Technologies, Inc.*	1,665,400
37,000	Orient-Express Hotels Ltd. Class A	892,810
48,000	Penn National Gaming, Inc.*	1,275,360

See Notes to Financial Statements.

Value Line Emerging Opportunities Fund, Inc.

September 30, 2008

Shares		Value
53,000	Vail Resorts, Inc.*	$1,852,350
124,000	WMS Industries, Inc.*	3,790,680
		9,476,600

	HOUSEHOLD PRODUCTS (1.1%)
71,000	Church & Dwight Company, Inc.	4,408,390
24,000	Energizer Holdings, Inc.*	1,933,200
124,000	Tupperware Brands Corp.	3,426,120
		9,767,710

	HUMAN RESOURCES (1.0%)
10,700	Heidrick & Struggles International, Inc.	322,605
106,000	Hewitt Associates, Inc. Class A*	3,862,640
85,300	Watson Wyatt Worldwide, Inc. Class A	4,241,969
		8,427,214

	INDUSTRIAL SERVICES (3.7%)
38,100	Aaron Rents, Inc. Class B	1,031,367
19,600	C.H. Robinson Worldwide, Inc.	998,816
141,900	Corrections Corp. of America*	3,526,215
102,000	EMCOR Group, Inc.*	2,684,640
83,000	FTI Consulting, Inc.*	5,995,920
126,900	Geo Group, Inc. (The)*	2,564,649
6,300	Huron Consulting Group, Inc.*	358,974
10,800	Michael Baker Corp.*	375,840
166,920	Quanta Services, Inc.*	4,508,509
111,600	Ritchie Bros. Auctioneers, Inc.	2,606,976
78,100	Stanley, Inc.*	2,882,671
114,865	URS Corp.*	4,212,100
		31,746,677

	INFORMATION SERVICES (2.0%)
37,000	Alliance Data Systems Corp.*	2,345,060
85,400	Arbitron, Inc.	3,816,526

Shares		Value
41,000	Equifax, Inc.	$1,412,450
56,050	FactSet Research Systems, Inc.	2,928,612
25,000	Gartner, Inc.*	567,000
64,700	IHS, Inc. Class A*	3,082,308
27,000	Interactive Data Corp.	680,940
182,000	Nuance Communications, Inc.*	2,218,580
		17,051,476

	INSURANCE - LIFE (0.3%)
36,000	Delphi Financial Group, Inc. Class A	1,009,440
22,400	Reinsurance Group of America, Inc. Class A	1,209,600
		2,219,040

	INSURANCE - PROPERTY & CASUALTY (2.0%)
63,500	American Financial Group, Inc.	1,873,250
54,300	Arch Capital Group Ltd.*	3,965,529
4,100	Markel Corp.*	1,441,150
27,000	Odyssey Re Holdings Corp.	1,182,600
53,100	Philadelphia Consolidated Holding Co.*	3,110,067
63,200	RLI Corp.	3,924,088
10,000	Tower Group, Inc.	235,600
34,100	Zenith National Insurance Corp.	1,249,424
		16,981,708

	INTERNET (0.8%)
145,000	Atheros Communications*	3,419,100
195,000	CyberSource Corp.*	3,141,450
27,000	GigaMedia Ltd.*	198,990
		6,759,540

	MACHINERY (8.5%)
39,000	Actuant Corp. Class A	984,360
75,750	Applied Industrial Technologies, Inc.	2,039,947
60,000	Bucyrus International, Inc. Class A	2,680,800

See Notes to Financial Statements.

Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
17,100	Cascade Corp.	$749,151
80,800	CIRCOR International, Inc.	3,509,144
54,000	Cogo Group, Inc.*	284,580
16,000	Columbus McKinnon Corp.*	377,120
88,400	Curtiss-Wright Corp.	4,017,780
62,800	Donaldson Company, Inc.	2,631,948
28,000	Flowserve Corp.	2,485,560
78,000	Foster Wheeler Ltd.*	2,816,580
106,400	Gardner Denver, Inc.*	3,694,208
44,850	Graco, Inc.	1,597,109
59,400	IDEX Corp.	1,842,588
17,020	John Bean Technologies Corp.*	215,473
69,500	Kaydon Corp.	3,131,670
7,000	L.B. Foster Co. Class A*	212,940
101,600	Lennox International, Inc.	3,380,232
44,400	Lincoln Electric Holdings, Inc.	2,855,364
62,100	Lindsay Corp.	4,517,775
184,000	Manitowoc Company, Inc. (The)	2,861,200
50,000	Middleby Corp. (The)*	2,715,500
45,900	MSC Industrial Direct Co., Inc. Class A	2,114,613
55,000	Nordson Corp.	2,701,050
58,000	Regal-Beloit Corp.	2,466,160
106,000	Robbins & Myers, Inc.	3,278,580
43,200	Roper Industries, Inc.	2,460,672
2,400	Sauer-Danfoss, Inc.	59,256
63,000	Snap-on, Inc.	3,317,580
66,600	Tennant Co.	2,281,716
20,000	Terex Corp.*	610,400
85,000	Wabtec Corp.	4,354,550
		73,245,606

	MARITIME (0.4%)
102,400	Kirby Corp.*	3,885,056

	MEDICAL SERVICES (2.1%)
82,333	Amedisys, Inc.*	4,007,147
12,000	Gentiva Health Services, Inc.*	323,280
84,400	inVentiv Health, Inc.*	1,490,504
21,000	Kendle International, Inc.*	938,910

Shares		Value
53,000	Pediatrix Medical Group, Inc.*	$2,857,760
100,000	PSS World Medical, Inc.*	1,950,000
109,100	Psychiatric Solutions, Inc.*	4,140,345
84,000	Sun Healthcare Group, Inc.*	1,231,440
33,400	VCA Antech, Inc.*	984,298
		17,923,684

	MEDICAL SUPPLIES (7.6%)
9,000	Abaxis, Inc.*	177,300
55,300	ArthroCare Corp.*	1,532,916
12,600	Bard (C.R.), Inc.	1,195,362
40,000	Bio-Rad Laboratories, Inc. Class A*	3,964,800
64,000	Charles River Laboratories International, Inc.*	3,553,920
67,000	DENTSPLY International, Inc.	2,515,180
64,000	Edwards Lifesciences Corp.*	3,696,640
68,500	Haemonetics Corp.*	4,227,820
34,000	Henry Schein, Inc.*	1,830,560
159,200	Hologic, Inc.*	3,077,336
46,800	IDEXX Laboratories, Inc.*	2,564,640
166,000	Illumina, Inc.*	6,727,980
38,700	Integra LifeSciences Holdings*	1,703,961
31,400	Intuitive Surgical, Inc.*	7,566,772
26,000	Inverness Medical Innovations, Inc.*	780,000
34,000	Masimo Corp.*	1,264,800
120,800	Meridian Bioscience, Inc.	3,508,032
20,000	Natus Medical, Inc.*	453,200
106,900	NuVasive, Inc.*	5,273,377
95,000	Owens & Minor, Inc.	4,607,500
83,000	West Pharmaceutical Services, Inc.	4,052,060
35,100	Zoll Medical Corp.*	1,148,472
		65,422,628

	METALS & MINING DIVERSIFIED (0.4%)
31,000	Allegheny Technologies, Inc.	916,050
71,000	AMCOL International Corp.	2,219,460
		3,135,510

See Notes to Financial Statements.

Value Line Emerging Opportunities Fund, Inc.

September 30, 2008

Shares		Value
	METALS FABRICATING (0.5%)
43,000	Chicago Bridge & Iron Co. N.V.	$827,320
53,000	Harsco Corp.	1,971,070
50,000	Kennametal, Inc.	1,356,000
12,300	Ladish Co., Inc.*	249,075
		4,403,465

	NATURAL GAS - DISTRIBUTION (1.4%)
37,200	AGL Resources, Inc.	1,167,336
42,000	ICON PLC ADR*	1,606,500
78,000	Northwest Natural Gas Co.	4,056,000
88,400	South Jersey Industries, Inc.	3,155,880
51,450	Southern Union Co.	1,062,443
54,700	UGI Corp.	1,410,166
		12,458,325

	NATURAL GAS - DIVERSIFIED (1.0%)
46,000	Energen Corp.	2,082,880
95,800	Penn Virginia Corp.	5,119,552
34,720	XTO Energy, Inc.	1,615,174
		8,817,606

	OFFICE EQUIPMENT & SUPPLIES (0.1%)
62,000	Cenveo, Inc.*	476,780

	OILFIELD SERVICES/EQUIPMENT (3.0%)
91,000	Arena Resources, Inc.*	3,535,350
42,000	Atwood Oceanics, Inc.*	1,528,800
103,000	AZZ, Inc.*	4,261,110
77,000	Bristow Group, Inc.*	2,605,680
20,000	Core Laboratories N.V.	2,026,400
40,000	Exterran Holdings, Inc.*	1,278,400
78,800	FMC Technologies, Inc.*	3,668,140
47,000	Oceaneering International, Inc.*	2,506,040
57,000	Superior Energy Services, Inc.*	1,774,980
2,000	T-3 Energy Services, Inc.*	74,240
111,000	Willbros Group, Inc.*	2,941,500
		26,200,640

Shares		Value
	PACKAGING & CONTAINER (1.7%)
99,200	AptarGroup, Inc.	$3,879,712
96,000	CLARCOR, Inc.	3,643,200
61,600	Greif, Inc. Class A	4,042,192
12,300	Jarden Corp.*	288,435
56,200	Silgan Holdings, Inc.	2,871,258
		14,724,797

	PAPER & FOREST PRODUCTS (0.8%)
38,000	Aracruz Celulose S.A. ADR	1,394,980
90,000	Koppers Holdings, Inc.	3,366,900
114,000	Votorantim Celulose e Papel S.A. ADR	1,756,740
		6,518,620

	PETROLEUM - INTEGRATED (0.6%)
138,800	Denbury Resources, Inc.*	2,642,752
92,800	Frontier Oil Corp.	1,709,376
20,000	Holly Corp.	578,400
		4,930,528

	PETROLEUM - PRODUCING (1.0%)
33,050	Atlas America, Inc.	1,127,336
46,000	Forest Oil Corp.*	2,281,600
66,000	Quicksilver Resources, Inc.*	1,295,580
80,700	Range Resources Corp.	3,459,609
		8,164,125

	PHARMACY SERVICES (0.7%)
54,700	Catalyst Health Solutions, Inc.*	1,428,764
65,800	Longs Drug Stores Corp.	4,977,112
		6,405,876

	POWER (0.2%)
83,000	Covanta Holding Corp.*	1,987,020

	PRECISION INSTRUMENT (2.0%)
36,700	Badger Meter, Inc.	1,723,065
20,400	Dionex Corp.*	1,296,420
43,000	Mettler Toledo International, Inc.*	4,214,000

See Notes to Financial Statements.

Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
24,600	Thermo Fisher Scientific, Inc.*	$1,353,000
47,000	Triumph Group, Inc.	2,148,370
66,400	Varian, Inc.*	2,848,560
104,600	Woodward Governor Co.	3,689,242
		17,272,657

	PUBLISHING (0.1%)
6,000	Consolidated Graphics, Inc.*	181,980
13,000	John Wiley & Sons, Inc. Class A	525,850
		707,830

	R.E.I.T. (0.3%)
73,700	LaSalle Hotel Properties	1,718,684
12,500	ProLogis	515,875
12,000	PS Business Parks, Inc.	691,200
		2,925,759

	RAILROAD (0.9%)
90,700	Genesee & Wyoming, Inc. Class A*	3,403,064
98,000	Kansas City Southern*	4,347,280
		7,750,344

	RECREATION (0.5%)
130,000	Marvel Entertainment, Inc.*	4,438,200

	RESTAURANT (0.3%)
32,200	Chipotle Mexican Grill, Inc. Class A*	1,786,778
76,687	Sonic Corp.*	1,117,330
		2,904,108

	RETAIL - AUTOMOTIVE (0.4%)
62,000	Copart, Inc.*	2,356,000
45,400	O’Reilly Automotive, Inc.*	1,215,358
		3,571,358

	RETAIL - SPECIAL LINES (3.3%)
133,000	Aeropostale, Inc.*	4,270,630
89,000	Buckle, Inc. (The)	4,943,060
36,000	Coach, Inc.*	901,440
110,800	Dick’s Sporting Goods, Inc.*	2,169,464

Shares		Value
47,000	Fossil, Inc.*	$1,326,810
150,000	GameStop Corp. Class A*	5,131,500
113,000	Gymboree Corp. (The)*	4,011,500
9,962	Hibbett Sports, Inc.*	199,439
118,000	Interface, Inc. Class A	1,341,660
62,700	Men’s Wearhouse, Inc. (The)	1,331,748
93,600	Urban Outfitters, Inc.*	2,983,032
		28,610,283

	RETAIL BUILDING SUPPLY (0.1%)
9,400	Fastenal Co.	464,266

	SECURITIES BROKERAGE (0.8%)
35,400	Investment Technology Group, Inc.*	1,077,222
33,000	Raymond James Financial, Inc.	1,088,340
91,000	Stifel Financial Corp.*	4,540,900
		6,706,462
	SHOE (1.1%)
28,500	Brown Shoe Company, Inc.	466,830
46,700	Deckers Outdoor Corp.*	4,860,536
128,000	Iconix Brand Group, Inc.*	1,674,240
101,750	Wolverine World Wide, Inc.	2,692,305
		9,693,911
	STEEL - GENERAL (0.4%)
29,000	Ampco-Pittsburgh Corp.	751,100
48,800	Cleveland-Cliffs, Inc.	2,583,472
10,000	Haynes International, Inc.*	468,300
		3,802,872
	TELECOMMUNICATION SERVICES (1.0%)
93,000	Alaska Communications Systems Group, Inc.	1,137,390
60,417	American Tower Corp. Class A*	2,173,199
55,008	Crown Castle International Corp.*	1,593,582
145,000	PAETEC Holding Corp.*	311,750
69,000	Premiere Global Services, Inc.*	970,140
50,000	Syniverse Holdings, Inc.*	830,500
161,000	TW Telecom, Inc.*	1,672,790
		8,689,351

See Notes to Financial Statements.

Value Line Emerging Opportunities Fund, Inc.

September 30, 2008

Shares		Value
	TELECOMMUNICATIONS EQUIPMENT (1.5%)
64,100	Anixter International, Inc.*	$3,814,591
83,000	CommScope, Inc.*	2,875,120
83,200	Comtech Telecommunications Corp.*	4,096,768
81,200	Nice Systems Ltd. ADR*	2,211,888
		12,998,367
	THRIFT (0.1%)
47,448	Hudson City Bancorp, Inc.	875,416

	TIRE & RUBBER (0.2%)
53,600	Carlisle Companies, Inc.	1,606,392

	TOILETRIES & COSMETICS (0.5%)
50,500	Chattem, Inc.*	3,948,090

	TRUCKING (1.4%)
27,000	AMERCO*	1,132,110
126,400	HUB Group, Inc. Class A*	4,758,960
124,000	Hunt (J.B.) Transport Services, Inc.	4,137,880
44,400	Landstar System, Inc.	1,956,264
		11,985,214

	WATER UTILITY (0.3%)
9,300	American States Water Co.	358,050
63,000	Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,786,050

Shares		Value
11,600	Sun Hydraulics Corp.	$302,064
		2,446,164
	WIRELESS NETWORKING (0.8%)
42,700	Itron, Inc.*	3,780,231
110,000	SBA Communications Corp. Class A*	2,845,700
		6,625,931
	TOTAL COMMON STOCKS AND TOTAL INVESTMENT SECURITIES (95.4%)
	(Cost $730,487,346)	822,587,791
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (4.6%)		40,019,794

NET ASSETS (100%)		$862,607,585

NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($862,607,585 ÷ 30,548,995 shares outstanding)		$28.24

*	Non-income producing.

ADR–American Depositary Receipt.

See Notes to Financial Statements.

Value Line Emerging Opportunities Fund, Inc.

Statement of Assets and Liabilities at September 30, 2008 (unaudited)

Assets:
Investment securities, at value
(Cost — $730,487,346)	$822,587,791
Cash	42,517,287
Receivable for capital shares sold	960,921
Dividends receivable	546,926
Receivable for securities sold	39,305
Prepaid expenses	37,089
Total Assets	866,689,319

Liabilities:
Payable for securities purchased	1,636,176
Payable for capital shares repurchased	1,597,464
Accrued expenses:
Advisory fee	571,136
Service and distribution plan fees	190,379
Directors’ fees and expenses	12,661
Other	73,918
Total Liabilities	4,081,734
Net Assets	$862,607,585
Net assets consist of:
Capital stock, at $0.001 par value (authorized 300,000,000, outstanding 30,548,995 shares)	$30,549
Additional paid-in capital	779,748,296
Accumulated net investment loss	(2,121,531)
Accumulated net realized loss on investments and foreign currency	(7,150,174)
Net unrealized appreciation of investments	92,100,445
Net Assets	$862,607,585
Net Asset Value, Offering and Redemption Price per Outstanding Share ($862,607,585 ÷ 30,548,995 shares outstanding)	$28.24

Statement of Operations for the Six Months Ended September 30, 2008 (unaudited)

Investment Income:
Dividends (net of foreign withholding tax of $17,560)	$2,633,592
Interest	636,348
Total Income	3,269,940

Expenses:
Advisory fee	3,653,792
Service and distribution plan fees	1,217,931
Transfer agent fees	141,756
Auditing and legal fees	120,489
Custodian fees	90,188
Printing and postage	83,686
Directors’ fees and expenses	38,652
Registration and filing fees	38,410
Other	17,518
Total Expenses Before Custody Credits	5,402,422
Less: Custody Credits	(8,273)
Net Expenses	5,394,149
Net Investment Loss	(2,124,209)
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Exchange Transactions:
Net Realized Loss	(12,523,216)
Change in Net Unrealized Appreciation/(Depreciation)	(55,895,908)
Net Realized Loss and Change in Net Unrealized Appreciation/(Depreciation) on Investments and Foreign Exchange Transactions	(68,419,124)
Net Decrease in Net Assets from Operations	$(70,543,333)

See Notes to Financial Statements.

Value Line Emerging Opportunities Fund, Inc.

Statement of Changes in Net Assets for the Six Months Ended September 30, 2008 (unaudited) and for the Year Ended March 31, 2008

	Six Months Ended September 30, 2008 (unaudited)	Year Ended March 31, 2008
Operations:
Net investment loss	$(2,124,209)	$(1,684,057)
Net realized gain/(loss) on investments and foreign currency	(12,523,216)	16,834,059
Change in net unrealized appreciation/(depreciation)	(55,895,908)	(60,077,178)
Net decrease in net assets from operations	(70,543,333)	(44,927,176)

Distributions to Shareholders:
Net realized gain from investment transactions	—	(20,312,212)

Capital Share Transactions:
Proceeds from sale of shares	143,265,743	363,136,292
Proceeds from reinvestment of distributions to shareholders	—	19,658,865
Cost of shares repurchased	(120,828,680)	(215,667,232)
Net increase in net assets from capital share transactions	22,437,063	167,127,925

Total Increase/(Decrease) in Net Assets	(48,106,270)	101,888,537
Net Assets:
Beginning of period	910,713,855	808,825,318
End of period	$862,607,585	$910,713,855
Accumulated net investment loss and undistributed net investment income, respectively, at end of period	$(2,121,531)	$2,678

See Notes to Financial Statements.

Value Line Emerging Opportunities Fund, Inc.

Notes to Financial Statements (unaudited)

1. Significant Accounting Policies

Value Line Emerging Opportunities Fund, Inc., (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is long-term growth of capital. The Fund invests primarily in “small-cap” common stocks. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation: Securities listed on a securities exchange are valued at the closing sales prices on the date as of which the net asset value is being determined. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value. Short-term instruments with maturities greater than 60 days at the date of purchase are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost. Securities for which market quotations are not readily available or that are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. In addition, the Fund may use the fair value of a security when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of a security due to factors affecting one or more relevant securities market or the specific issuer.

(B) Fair Value Measurements: The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective April 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Value Line Emerging Opportunities Fund, Inc.

September 30, 2008

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the six months ended September 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized the following fair value techniques: multidimensional relational pricing model, option adjusted spread pricing and estimated the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$822,587,791	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$822,587,791	—

*	Other financial instruments include futures, forwards and swap contracts.

For the period ended 9/30/08, there were no Level 2 or 3 investments.

(C) Repurchase Agreements: In connection with transactions in repurchase agreements, the Fund’s custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, it is the Fund’s policy to mark-to-market the collateral on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(D) Federal Income Taxes: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to regulated investment companies, as defined in applicable sections of the Internal Revenue Code, and to distribute all of its investment income and capital gains to its shareholders. Therefore, no provision for federal income tax is required.

(E) Security Transactions and Distributions: Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting purposes and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

(F) Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Assets and liabilities which are denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. The Fund does not isolate changes in the value of investments caused by foreign exchange rate differences from the changes due to other circumstances.

Income and expenses are translated to U.S. dollars based upon the rates of exchange on the respective dates of such transactions.

Value Line Emerging Opportunities Fund, Inc.

Notes to Financial Statements (unaudited)

Net realized foreign exchange gains or losses arise from currency fluctuations realized between the trade and settlement dates on securities transactions, the differences between the U.S. dollar amounts of dividends, interest, and foreign withholding taxes recorded by the Fund, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments, at the end of the fiscal period, resulting from changes in the exchange rates.

The effect of the change in foreign exchange rates on the value of investments is included in realized gain/loss on investments and change in net unrealized appreciation/ depreciation on investments.

(G) Representations and Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(H) Accounting for Real Estate Investment Trusts: The Fund owns shares of Real Estate Investment Trusts (“REITs”) which report information on the source of their distributions annually. Distributions received from REITs during the year which represent a return of capital are recorded as a reduction of cost and distributions which represent a capital gain dividend are recorded as a realized long-term capital gain on investments.

(I) Foreign Taxes: The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

2. Capital Share Transactions

Transactions in capital stock were as follows:

	Six Months Ended
	September 30, 2008	Year Ended
	(unaudited)	March 31, 2008
Shares sold	4,520,152	10,790,033
Shares issued to shareholders in reinvestment of distributions	—	588,590
Shares repurchased	(3,858,919)	(6,517,836)
Net increase	661,233	4,860,787
Distributions per share from net realized gains	$—	$0.7140

3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, were as follows:

Six Months Ended
September 30, 2008
(unaudited)
Purchases:
Investment Securities	$110,395,157
Sales:
Investment Securities	$55,576,163

4. Income Taxes (unaudited)

At September 30, 2008, information on the tax components of capital is as follows:

Cost of investments for tax purposes	$730,487,346
Gross tax unrealized appreciation	172,806,644
Gross tax unrealized depreciation	(80,706,199)
Net tax unrealized appreciation on investments	$92,100,445

Value Line Emerging Opportunities Fund, Inc.

September 30, 2008

5. Investment Advisory Fee, Service and Distribution Fees and Transactions With Affiliates

On June 30, 2008, Value Line, Inc. reorganized its investment management division into EULAV Asset Management, LLC (“EULAV”), a newly formed, wholly-owned subsidiary. As part of the reorganization, each advisory agreement was transferred from Value Line, Inc. to EULAV and EULAV replaced Value Line, Inc. as the Fund’s investment adviser. The portfolio managers, who are now employees of EULAV, have not changed as a result of the reorganization.

An advisory fee of $3,653,792 was paid or payable to Value Line, Inc., or EULAV (the “Adviser”), for the six months ended September 30, 2008. The fee was computed at an annual rate of 0.75 of 1% of the daily net assets during the period and paid monthly. The Adviser provides research, investment programs and supervision of the investment portfolio and pays costs of certain administrative services and office space. The Adviser also provides persons, satisfactory to the Fund’s Board of Directors, to act as officers of the Fund and pays their salaries and wages. Direct expenses of the Fund are charged to the Fund while common expenses of the Value Line Funds are allocated proportionately based upon the funds’ respective net assets. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the “Plan”), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the “Distributor”), a wholly-owned subsidiary of Value Line, Inc., for advertising, marketing and distributing the Fund’s shares and for servicing the Fund’s shareholders at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended September 30, 2008, fees amounting to $1,217,931 were paid or payable to the Distributor under this plan.

For the six months ended September 30, 2008, the Fund’s expenses were reduced by $8,273 under a custody credit arrangement with the custodian.

Certain officers, employees and a director of Value Line, Inc. and/or affiliated companies are also officers and a director of the Fund. At September 30, 2008, the Adviser, and/or affiliated companies including the Value Line Profit Sharing and Savings Plan, owned 918,766 shares of the Fund representing 3.01% of the outstanding shares. In addition, the officers and director of the Fund as a group owned 24,847 shares, representing less than 1% of the outstanding shares.

6. Other

By letter dated June 15, 2005, the staff of the Northeast Regional Office of the Securities and Exchange Commission (“SEC”) informed Value Line Inc. (“VLI”) that it was conducting an investigation in the matter of Value Line Securities, Inc. (“VLS”). VLI has supplied numerous documents to the SEC in response to its requests and various individuals, including employees and former employees of VLI, directors of the Fund and others, have provided testimony to the SEC. On May 8, 2008, the SEC issued a formal order of private investigation regarding whether VLS’ brokerage charges and related expense reimbursements from the Value Line Funds (“Funds”) during periods prior to 2005 were excessive and whether adequate disclosure was made to the SEC and the boards of directors and shareholders of the Funds. Thereafter, certain officers of VLI, who are former officers of the Funds, asserted their constitutional privilege not to provide testimony. VLI intends to seek to settle this matter with the SEC. Although management of VLI cannot determine the outcome of this matter, it reasonably believes that there are no loss contingencies that should be accrued or disclosed in the Fund’s financial statements and that the resolution of this matter is not likely to have a materially adverse effect on the ability of the Adviser or VLS to perform their respective contracts with the Fund.

Value Line Emerging Opportunities Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

	Six Months Ended
	September 30, 2008		Years Ended March 31,
	(unaudited)		2008	2007	2006	2005	2004
Net asset value, beginning of period	$30.47		$32.32	$31.70	$25.75	$23.81	$16.56
Income from investment operations:
Net investment loss	(0.07)		(0.06)	(0.05)	(0.04)	(0.05)	(0.03)
Net gains or (losses) on securities (both realized and unrealized)	(2.16)		(1.08)	1.15	6.38	1.99	7.28
Total from investment operations	(2.23)		(1.14)	1.10	6.34	1.94	7.25

Less distributions:
Distributions from net realized gains	—		(0.71)	(0.48)	(0.39)	—	—
Net asset value, end of period	$28.24		$30.47	$32.32	$31.70	$25.75	$23.81

Total return	(7.32	)%(2)	(3.71)%	3.55%	24.85%	8.15%	43.78%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$862,608		$910,714	$808,825	$665,418	$409,609	$260,879
Ratio of expenses to average net assets(1)	1.11	%(3)	1.12%	1.16%	1.10%	1.14%	1.19%
Ratio of net investment loss to average net assets	(0.44	)%(3)	(0.18)%	(0.16)%	(0.17)%	(0.28)%	(0.16)%
Portfolio turnover rate	6	%(2)	26%	24%	40%	44%	55%

(1)
Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets net of custody credits would have been 1.15% for the year ended March 31, 2007 and would have been unchanged for other periods shown.

(2)	Not annualized.

(3)	Annualized.

See Notes to Financial Statements.

Value Line Emerging Opportunities Fund, Inc.

Management of the Fund

MANAGEMENT INFORMATION

The business and affairs of the Fund are managed by the Fund’s officers under the direction of the Board of Directors. The following table sets forth information on each Director and officer of the Fund. Each Director serves as a director or trustee of each of the 14 Value Line Funds. Each Director serves until his or her successor is elected and qualified.

		Length of	Principal Occupation	Other Directorships
Name, Address, and Age	Position	Time Served	During the Past 5 Years	Held by Director
Interested Director*
Thomas T. Sarkany Age 62	Director	Since 2008	Mutual Fund Marketing Director of Value Line Securities, Inc. (the “Distributor”).	None
Non-Interested Directors
John W. Chandler 116 North Hemlock Lane Williamstown, MA 01267 Age 84	Director (Lead Independent Director since 2007)	Since 2000	Consultant, Academic Search Consultation Service, Inc. (1994–2004); Trustee Emeritus and Chairman (1993–1994) of the Board of Trustees of Duke University; President Emeritus, Williams College.	None
Frances T. Newton 4921 Buckingham Drive Charlotte, NC 28209 Age 67	Director	Since 1993	Retired; Customer Support Analyst, Duke Power Company until 2007.	None
Francis C. Oakley 54 Scott Hill Road Williamstown, MA 01267 Age 76	Director	Since 1993
Professor of History, Williams College, (1961–2002). Professor Emeritus since 2002; President Emeritus since 1994 and President, (1985–1994) Chairman (1993–1997) and Interim President (2002–2003) of the American Council of Learned Societies. Trustee since 1997 and Chairman of the Board since 2005, National Humanities Center.
None
David H. Porter 5 Birch Run Drive Saratoga Springs, NY 12866 Age 72	Director	Since 2000	Visiting Professor of Classics, Williams College, since 1999; President Emeritus, Skidmore College since 1999 and President, (1987–1998).	None

Value Line Emerging Opportunities Fund, Inc.

Management of the Fund

Other
		Length of	Principal Occupation	Directorships
Name, Address, and Age	Position	Time Served	During the Past 5 Years	Held by Director
Paul Craig Roberts 169 Pompano St. Panama City Beach, FL 32413 Age 69	Director	Since 2000	Chairman, Institute for Political Economy.	None
Nancy-Beth Sheerr 1409 Beaumont Drive Gladwyne, PA 19035 Age 59	Director	Since 2000	Senior Financial Advisor, Veritable L.P. (investment Adviser) since 2004; Senior Financial Advisor, Hawthorn, (2001–2004).	None
Officers
Mitchell E. Appel Age 38	President	Since 2008
President of each of the 14 Value Line Funds since June 2008; Chief Financial Officer of Value Line since April 2008 and from September 2005 to November 2007; Treasurer from June 2005 to September 2005; Chief Financial Officer of XTF Asset Management from November 2007 to April 2008; Chief Financial Officer of Circle Trust Company from 2003 through May 2005; Chief Financial Officer of the Distributor since April 2008.

Howard A. Brecher Age 54	Vice President and Secretary	Since 2008
Vice President and Secretary of each of the 14 Value Line Funds since June 2008; Vice President, Secretary and a Director of Value Line; Vice President of the Distributor and Secretary since June 2008; Vice President, Secretary, Treasurer, General Counsel and a Director of Arnold Bernhard & Co., Inc.

Emily D. Washington Age 29	Treasurer	Since 2008
Treasurer and Chief Financial Officer (Principal Financial and Accounting Officer) of the Value Line Funds since August 2008; Associate Director of Mutual Fund Accounting at Value Line until August 2008.

*	Mr. Sarkany is an “interested person” as defined in the Investment Company Act of 1940 by virtue of his position with the Distributor.

Unless otherwise indicated, the address for each of the above officers is c/o Value Line Funds, 220 East 42nd Street, New York, NY 10017.

The Fund’s Statement of Additional Information (SAI) includes additional information about the Fund’s Directors and is available, without charge, upon request by calling 1-800-243-2729 or on the Fund’s website, www.vlfunds.com.

Value Line Emerging Opportunities Fund, Inc.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies for the 12-month period ended June 30 is available through the Fund’s website at http://www.vlfunds.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.

Value Line Emerging Opportunities Fund, Inc.

The Value Line Family of Funds

1950 — The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 — Value Line Income and Growth Fund’s primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 — Value Line Premier Growth Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 — Value Line Larger Companies Fund’s sole investment objective is to realize capital growth.

1979 — The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 — Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 — Value Line Centurion Fund* seeks long-term growth of capital.

1984 — The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 — Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 — Value Line Aggressive Income Trust seeks to maximize current income.

1987 — Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 — Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 — Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 — Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

*	Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-243-2729, 9am–5pm CST, Monday–Friday, or visit us at www.vlfunds.com. Read the prospectus carefully before you invest or send money.

Item 2. Code of Ethics.

             Not Applicable

Item 3. Audit Committee Financial Expert.

             Not Applicable

Item 9.  Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 10.  Exhibits.

(a) Not Applicable

(b) (1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

(2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	December 5, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	December 5, 2008